Equipment	12 Months Ended
Dec. 31, 2022
Equipment
Equipment

5.Equipment

Equipment, net consists of the following as of December 31, 2022 and 2021:

	2022	2021
Computer equipment	$98,391	$63,740
Furniture	27,405	20,116
Engineering equipment	214,547	171,153
Medical equipment	184,379	184,379
Robot equipment	524,506	368,637
Software	537,839	537,839
	1,587,067	1,345,864
Accumulated depreciation	(504,625)	(327,939)
Equipment, net	$1,082,442	$1,017,925

For the years ended December 31, 2022 and 2021, depreciation expense amounted to $176,686 and $165,734, respectively.